Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Common Stock [Text Block]
7.	Common Stock

The Company is authorized to issue a total of 210,000,000 shares of stock, of which 200,000,000 shares are designated common stock and 10,000,000 shares are designated preferred stock.

Common Stock – par value of $ .0001 per share with one vote in respect of each share held.  Holders of common stock do not have cumulative voting rights.  The members of the Board of Directors are elected by the affirmative vote of the holders of a majority of the Company’s outstanding common stock.

Common stock issued during the first nine months of 2013 is as follows:
	# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Value of Services Obtained	Par Value	Additional Paid in Capital (4)
December 31, 2012 Balance	31,879,247	$.0001	Various	$37,467,400	$529,138	$3,188	$37,993,350
Issuance of stock	10,266,900.0001		.50	5,133,450	-	1,027	5,132,423
Issuance of stock (1)	200,000			-	100,000	20	99,980
Issuance of stock (2)	527,500			-	-	53	(53)
Issuance of stock (3)	6,663,199			3,103,216	-	666	3,102,550
September 30, 2013 Balance	49,536,846			$45,704,066	$629,138	$4,954	$46,328,250
(1) Shares issued for services performed
(2) Shares issued under anti-dilution provision
(3) Shares issued upon conversion of convertible debentures
(4) Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.

6. Common Stock
The Company is authorized to issue a total of 110,000,000 of shares of stock, of which 100,000,000 shares are designated Common Stock and 10,000,000 shares designated Preferred Stock.
Common Stock – par value of $.0001 per share with one vote in respect of each share held. Holders of Common Stock do not have cumulative voting rights. The members of the Board are elected by the affirmative vote of the holders of a majority of the Company’s outstanding Common Stock. Common Stock issues are as follows:

# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Value of Services Obtained	Par Value	Additional Paid in Capital (1)
July 13, 2001 (date of inception)	-	$-	$-	$-	$-	$-	$-
Stock issuance in 2001	2,010,000.001	.188	-	376,875	2,010	374,865
Stock issuance in 2001	300,000.001	.167	50,000	-	300	49,700
Stock issuance in 2001	20,000.001	.500	10,000	-	20	9,980
Stock issuance in 2002	500,000.001	.200	100,000	-	500	99,500
Stock issuance in 2002	550,000.001	.500	275,000	-	550	274,450
Stock issuance in 2003	40,000.001	.500	-	20,000	40	19,960
Stock issuance in 2003	550,000.001	.500	275,000	-	550	274,450
Stock issuance in 2004	550,000.001	.500	275,000	-	550	274,450
Stock issuance in 2005	1,034,000.001	.500	517,000	-	1,034	515,966
Debt issuance cost in 2005	82,500.001	.800	-	66,000	83	65,917
Stock issuance in 2006	66,000.001	.500	33,000	-	66	32,934
Stock issuance in 2006	1,125,000.001	.800	900,000	-	1,125	898,875
Stock issuance in 2006	2,000,000.001	1.00	2,000,000	-	2,000	1,998,000
Stock issuance in 2007	31,250.001	.800	25,000	-	31	24,969
Stock warrants exercised in 2007	25,000.001	.01	250	-	25	225
Debt converted for stock in 2007	169,322.001	.800	135,458	-	169	135,288
Stock issuance in 2007	1,996,750.001	1.25	2,495,938	-	1,997	2,493,941
Stock issuance in 2008	25,000.001	1.25	31,250	-	25	31,225
Stock issuance in 2008	4,167.001	1.50	-	6,251	4	6,247
Stock warrants exercised in 2008	2,111,671.001	1.50	3,167,507	-	2,112	3,165,395
Stock issuance in 2009	20,004.001	1.50	-	30,006	20	29,986
Debt converted for stock in 2009	45,042.001	1.50	67,562	-	45	67,517
Stock warrants exercised in 2009	1,823,334.001	1.50	2,735,000	-	1,823	2,733,177
Stock issuance in 2010	20,004.001	1.50	-	30,006	20	29,986
Stock warrants exercised in 2010	3,553,334.001	1.50	5,330,000	-	3,553	5,326,448
Stock issuance in 2011	1,187,000.0001	1.50	1,780,500	-	(16,668)	1,797,168
Debt converted for stock in 2011	6,842,120.0001	1.50	10,263,180	-	684	10,262,496
Stock issuance in 2011	380,000.0001	2.00	760,000	-	38	759,962
Total December 31, 2011	27,061,498	$31,226,645	$529,138	$2,706	$31,753,077
(1) Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.

Common Stock issues during 2012 are as follows:

	# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Value of Services Obtained	Par Value	Additional Paid in Capital (1)
December 31, 2011 Balance	27,061,498	$.0001	Various	$31,226,645	$529,138	$2,706	$31,753,077
Stock options exercised	100,000.0001		1.25	125,000	-	10	124,990
Stock options exercised	140,003.0001		1.50	210,005	-	14	209,991
Stock options exercised	8,750.0001		2.00	17,500	-	1	17,499
Stock warrants exercised	26,625.0001		2.00	53,250	-	3	53,247
Issuance of stock (2)	2,000,000.0001		0.50	1,000,000	-	200	999,800
Issuance of stock (2)	2,417,500.0001		2.00	4,835,000	-	242	4,834,758
Issuance of stock (3)	124,871			-	-	12	(12)
Total December 31, 2012	31,879,247			$37,467,400	$529,138	$3,188	$37,993,350

(1) Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
(2) Issuance includes stock warrants.
(3) Refer to Note 8 for details relating to shares issued as compensation to placement agent.

Pursuant to the terms and conditions in the Private Placement Memorandum dated August 6, 2012, executed purchasers of securities were granted anti-dilution rights in the event the Company subsequently sold shares of common stock at a price per share that is less than $2.00 per share. The Company issued and sold an aggregate of 352,500 shares of common stock at $ 2.00 per share and warrants to purchase up to 176,250 shares of common stock at an exercise price of $ 2.25 per share under the memorandum. Whereas the Company has since issued shares at $0.50 per share, on March 22, 2013, the Company’s board approved the issuance of an additional 1,057,500 shares of common stock for the anti-dilution provision and reduced the exercise price of the warrants to $ 1.12 per share.